Lease - Schedule of Operating Leases have Remaining Lease Terms (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Operating lease right-of-use assets	$ 1,913,278	$ 640,387
LIABILITIES
Operating lease liabilities (current)	317,557	403,581
Operating lease liabilities (non-current)	1,600,747	236,807
Operating lease expenses	486,281	514,420
Cash paid for amounts included in the measurement of operating lease liabilities	102,761	228,393
Stock paid for amounts included in the measurement of operating lease liabilities	$ 383,250	$ 255,788
Operating leases Weighted Average Remaining Lease Term	5 years 3 days	2 years 5 months 23 days
Operating leases Weighted Average Discount Rate	7.11%	1.19%